Cover	Jun. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2020
Entity File Number	001-32834
Entity Registrant Name	UNITED STATES OIL FUND, LP
Entity Central Index Key	0001327068
Entity Tax Identification Number	20-2830691
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1850 Mt. Diablo Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	(510)
Local Phone Number	522-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of United States Oil Fund, LP
Trading Symbol	USO
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable